EARNINGS (LOSSES) PER COMMON SHARE - Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Losses Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
EARNINGS (LOSSES) PER COMMON SHARE
Shares issuable under restricted shares and share options (in shares)	2,529,496	2,514,601